Description of the business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Description of the business and summary of significant accounting policies
Schedule of companies included in the consolidated financial statements

	Principal		% Equity interest
Name	Activities	Country	2017	2016
Concesionaria	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Volaris Costa Rica	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”)*	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Comercializadora Volaris, S.A. de C.V.	Merchandising of services	Mexico	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%
Servicios Administrativos Volaris, S.A. de C.V (“Servicios Administrativos”)	Recruitment and payroll	Mexico	100%	100%
Operaciones Volaris, S.A. de C.V (“Operaciones Volaris”)(1)	Recruitment and payroll	Mexico	100%	100%
Deutsche Bank México, S.A., Trust 1710	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Deutsche Bank México, S.A., Trust 1711	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Irrevocable Administrative Trust number F/307750 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%
Irrevocable Administrative Trust number F/745291	Share administration trust (Note 17)	Mexico	100%	100%

*The Company has not started operations in Guatemala.

(1)	With effect from August 3, 2016, the name of the Company was changed from Servicios Operativos Terrestres Volaris, S.A. de C.V. to Operaciones Volaris, S.A. de C.V.

Schedule of non-ticket revenues

	For the years ended December 31,
	2017		2016		2015
Air travel-related services	Ps.	6,293,747	Ps.	5,055,836	Ps.	3,418,654
Non-air travel-related services	589,338		494,864		441,393
Cargo	170,973		171,621		189,292

Total non-ticket revenues	Ps.	7,054,058	Ps.	5,722,321	Ps.	4,049,339

Schedule of depreciation rates

Annual depreciation rate
Aircraft parts and rotable spare parts	8.3-16.7%
Aircraft spare engines	4.0-8.3%
Standardization	Remaining contractual lease term
Computer equipment	25%
Communications equipment	10%
Office furniture and equipment	10%
Electric power equipment	10%
Workshop machinery and equipment	10%
Service carts on board	20%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

Schedule of exchange rates of local currencies translated to functional currencies

			Exchange rates of local currencies translated to functional currencies				Exchange rates of local currencies translated to functional currencies
Country	Local currency	Functional currency	Average exchange rate for 2017		Exchange rate as of 2017		Average exchange rate for 2016		Exchange rate as of 2016
Costa Rica	Colon	U.S. dollar	₵.	572.2000	₵.	572.5600	₵.	564.3332	₵.	561.1000
Guatemala	Quetzal	U.S. dollar	Q.	7.3509	Q.	7.3448	Q.	7.4931	Q.	7.5221